Changes in Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 7,610		¥ 15,016			¥ 15,016
Goodwill acquired	3,776	[1]	1,973	[2]
Impairment losses recognized	5,637		9,379
Foreign exchange translation	(114)
Balance at end of fiscal year	5,635		7,610			15,016
Gross amount of goodwill	70,909		67,247		65,274
Accumulated impairment losses	65,274		59,637		50,258
Global Corporate Group
Goodwill [Line Items]
Balance at beginning of fiscal year	1,973
Goodwill acquired			1,973	[2]
Foreign exchange translation	(130)
Balance at end of fiscal year	1,843		1,973
Gross amount of goodwill	27,558		27,688		25,715
Accumulated impairment losses	25,715		25,715		25,715
Global Retail Group
Goodwill [Line Items]
Balance at beginning of fiscal year	5,637		15,016			15,016
Goodwill acquired	3,776	[1]
Impairment losses recognized	5,637		9,379
Foreign exchange translation	16
Balance at end of fiscal year	3,792		5,637			15,016
Gross amount of goodwill	43,351		39,559		39,559
Accumulated impairment losses	¥ 39,559		¥ 33,922		¥ 24,543

[1]	Goodwill acquired is entirely related to the acquisition of PT. Mizuho Balimor Finance.
[2]	Goodwill acquired is entirely related to the acquisition of Eurekahedge Pte, LTD.